ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed statements of operations (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Net revenue	¥ 42,000	¥ 31,000	¥ 92,256,302	$ 12,639,061	¥ 118,678,591	¥ 83,127,296
Cost of revenues			(82,199,191)	(11,261,243)	(99,630,956)	(70,848,983)
Gross profit			10,057,111	1,377,818	19,047,635	12,278,313
Total operating expenses			(13,401,819)	(1,836,041)	(12,955,015)	(11,849,067)
Loss from operations			(3,344,708)	(458,223)	6,092,620	429,246
Share of income from subsidiaries and affiliates			(177,013)	(24,251)	222,674	193,708
Interest income/(expenses), net			(1,143,079)		(1,171,136)	(1,079,409)
Exchange gain			484,364	66,358	938,092	1,025,891
Change in fair value of convertible senior notes and call option			29,070	3,983	18,079	(13,818)
Income tax expenses			(69,441)	(9,513)	(1,260,285)	(605,278)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders			54,540	7,473	3,447,443	620,506
Parent Company | Reportable Legal Entities
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Net revenue			0	0	0	0
Cost of revenues			0	0	0	0
Gross profit			0	0	0	0
Total operating expenses			(324,964)	(44,520)	(590,323)	(593,204)
Loss from operations			(324,964)	(44,520)	(590,323)	(593,204)
Share of income from subsidiaries and affiliates			93,252	12,775	4,055,054	1,264,720
Interest income/(expenses), net			(10,308)	(1,412)	3,414	(19,867)
Exchange gain			(26,914)	(3,687)	10,831	(18,586)	¥ (18,586)
Change in fair value of convertible senior notes and call option			323,474	44,316	(31,188)	(12,083)
Income before income taxes			54,540	7,472	3,447,788	620,980
Income tax expenses				0	(345)	(474)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders			¥ 54,540	$ 7,472	¥ 3,447,443	¥ 620,506